Schedule of Fair Value Measurement Inputs Level 1 (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	€ 6,681	€ 7,041	€ 4,900	€ 7,369
Trade accounts and notes receivable, net	8,210	11,949
Short-term investment	1,000	1,036
Short-term borrowings	2,208	2,095
Trade accounts payable	4,958	5,820
Long-term Debt	328	622
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	6,681	7,041
Short-term investment	1,000	1,036
Short-term borrowings	2,208	2,095
Long-term Debt	328	622
Debentures and other Long Term Debt	0	4,416
Investor Warrants	3,150	1,571
Placement Agent Warrants	€ 289	€ 183